SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Summary of Stock Option Activity
The following is a summary of the Company's stock options transactions in 2019:

	Amount	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value

Options outstanding at beginning of year	2,350,667	$0.99	6.00	-
Granted*	80,000	$0.20	6.10	-
Forfeited	(40,000)	$0.19	7.30	(400)

Options outstanding at end of year	2,390,667	$0.98	5.04	-

Options exercisable at end of year	2,310,667	$0.98	5.04	-

*)	Weighted average grant date fair value $0.11.